Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows from Operating Activities
Net income (loss)	$ 18,688	$ 4,241	$ (223,005)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	199,275	164,427	168,997
Amortization of debt financing costs	4,117	6,279	4,737
Amortization of discounts on senior secured notes	1,294	0	0
Share-based compensation expense	11,324	15,888	14,024
Deferred income taxes	6,284	15,574	(44,153)
Operating and non-operating income from Borgata	(5,013)	(52,823)	(40,347)
Distributions of earnings received from Borgata	1,910	60,136	19,579
Gain on equity distribution	(2,535)	0	0
Noncash asset write-downs	0	42,350	382,012
Gain on early retirements of debt	(2,758)	(15,284)	(28,553)
Other operating activities	4,858	(3,421)	609
Changes in operating assets and liabilities:
Restricted cash	(3,326)	8,141	(2,817)
Accounts receivable, net	(2,862)	2,791	2,227
Inventories	(519)	(67)	(56)
Prepaid expenses and other current assets	(3,371)	15,598	(1,613)
Income taxes receivable	15,658	(5,692)	2,871
Other long-term tax assets	(4,725)	(1,038)	0
Other assets, net	(3,038)	3,423	2,473
Accounts payable and accrued liabilities	36,934	(18,538)	(38,543)
Income taxes payable	805	0	0
Other long-term tax liabilities	2,305	(4,618)	792
Other liabilities	9,765	4,596	1,257
Net cash provided by operating activities	285,070	241,963	220,491
Cash Flows from Investing Activities
Capital expenditures	(87,477)	(157,557)	(667,400)
Net cash effect upon change in controlling interest of Borgata	26,025	0	0
Net cash effect upon consolidation of variable interest entity	41	0	0
Investments in and advances to unconsolidated subsidiaries, net	(1,131)	(73)	(5,991)
Decrease in restricted investments	(1,489)	0	0
Business Acquisition Contingent Consideration Net Additional Cash Paid	0	(9,375)	0
Other investing activities	290	1,877	115
Net cash used in investing activities	(63,741)	(165,128)	(673,276)
Cash Flows from Financing Activities
Payments on retirements of long-term debt	(187,693)	(89,482)	(116,497)
Borrowings under bank credit facility	758,774	656,440	1,394,935
Payments under bank credit facility	(1,250,674)	(620,655)	(866,720)
Borrowings under Borgata bank credit facility	533,673	0	0
Payments under Borgata bank credit facility	(1,105,062)	0	0
Proceeds from issuance of senior notes	500,000	0	0
Proceeds from issuance of Borgata senior secured notes	773,176	0	0
Debt financing costs, net	(37,872)	(932)	(12)
Payments under note payable	(46,875)	(18,750)	0
Proceeds from variable interest entity's issuance of debt	18,091	0	0
Payments on loans to variable interest entity's members	(1,194)	0	0
Repurchase and retirement of common stock	0	(7,950)	0
Dividends paid on common stock	0	0	(26,330)
Noncontrolling interest distributions by Borgata	(123,422)	0	0
Other financing activities	170	(456)	(140)
Net cash used in financing activities	(168,908)	(81,785)	385,236
Increase in cash and cash equivalents	52,421	(4,950)	(67,549)
Cash and cash equivalents, beginning of period	93,202	98,152	165,701
Cash and cash equivalents, end of period	145,623	93,202	98,152
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	129,070	142,670	110,618
Cash paid (received) for income taxes, net	(9,661)	(1,768)	13,267
Supplemental Schedule of Noncash Investing and Financing Activities
Payables incurred for capital expenditures	8,798	35,973	122,310
Capitalized share-based compensation costs	0	0	1,398
Fair value adjustment on derivative instruments	17,742	4,952	(14,221)
Restricted cash received as deposit for Morgans joint venture	0	0	672
Disbursement of restricted cash for Morgans joint venture	0	0	29,506
Transfer of land to property and equipment, net from assets held for sale	0	0	23,188
Transfer of investment in unconsolidated subsidiary to property and equipment	0	4,427	0
Extinguishment of previous Borgata credit facility with advance from new Borgata credit facility	73,010	0	0
Assets and Liabilities Recorded at Fair Value (net of Cash Received) Due to Change in Controlling Interest of Borgata
Accounts receivable, net	29,099	0	0
Inventories	4,118	0	0
Prepaid expenses and other current assets	9,201	0	0
Deferred income taxes	1,290	0	0
Property and equipment, net	1,293,792	0	0
Intangible assets	14,000	0	0
Indefinite lived intangible assets	65,000	0	0
Other assets, net	36,641	0	0
Provisional value of assets	1,453,141	0	0
Current maturities of long-term debt	632,289	0	0
Accounts payable	8,729	0	0
Income taxes payable	7,579	0	0
Accrued liabilities	66,854	0	0
Other long-term liabilities	40,204	0	0
Provisional value of liabilities	755,655	0	0
Assets and Liabilities Recorded (net of Cash Received) Due to Consolidation of Variable Interest Entity
Accounts receivable	164	0	0
Assets held for development	183,016	0	0
Debt financing costs, net	8,509	0	0
Restricted investments	46,679	0	0
Total assets	238,368	0	0
Accounts payable	290	0	0
Accrued liabilities	1,296	0	0
Obligatons of variable interest entity	226,162	0	0
Other liabilities	16,920	0	0
Noncontrolling interest	(6,259)	0	0
Total liabilities and stockholders' equity	238,409	0	0
Acquisition of Dania Jai-Alai
Fair value of noncash assets acquired	0	28,352	0
Net additional cash paid for Dania Jai-Alai	0	(9,375)	0
Termination of contingent liability	0	46,648	0
Note payable issued	0	(65,625)	0
Liabilities assumed	$ 0	$ 0	$ 0